Treasury Shares (Details) - Schedule of Table Below Illustrates the Movement on the Treasury Shares - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Table Below Illustrates The Movement On The Treasury Shares Abstract
Number of shares beginning Balance	1,668
Balance at the beginning	$ 14
Number of shares Repurchases	2,771,775
Amount of Repurchases	$ 23,813	$ 118
Number of shares Cancellation	(2,741,477)
Amount of Repurchases Cancellation	$ (23,541)
Number of shares ending Balance	31,966
Balance at the ending	$ 286